Financial liabilities - Disclosure of the main data and assumptions, Kreos / Claret BSA (Details) € in Thousands			12 Months Ended
	Nov. 02, 2023 EUR (€) € / shares shares	Aug. 20, 2023	Dec. 31, 2024 EUR (€) € / shares scenario shares	Dec. 31, 2023 EUR (€) € / shares shares	Aug. 22, 2023 EUR (€) € / shares shares
Kreos A & B BSA | Option pricing model | Exercise price per share (in euro per share)
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities			18.67	18.67	18.67
Kreos A & B BSA | Option pricing model | Ordinary share price (in euro per share)
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities			6.76	9.82	17.10
Kreos A & B BSA | Option pricing model | 7-year expiry scenario probability
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities			0.95	0.95	0.50
Kreos A & B BSA | Option pricing model | Volatility, expiry
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities			0.443	0.595	0.719
Kreos A & B BSA | Option pricing model | Volatility, tender offer
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities			0.443	0.649	0.652
Kreos A & B BSA | Option pricing model | Dividend
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities			0	0	0
Kreos A & B BSA | Option pricing model | Risk-free rate
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities				0.0230	0.0300
Kreos A & B BSA | Option pricing model | Risk-free rate, expiry
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities			0.029
Kreos A & B BSA | Option pricing model | Risk-free rate, tender offer
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities			0.029
Kreos C BSA | Option pricing model | Exercise price per share (in euro per share)
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	9.86		9.86	9.86
Kreos C BSA | Option pricing model | Ordinary share price (in euro per share)
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	8.89		6.67	9.82
Kreos C BSA | Option pricing model | 7-year expiry scenario probability
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.95		0.95	0.95
Kreos C BSA | Option pricing model | Probability of Drawdown of Tranche C credit facility
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.30			0.30
Kreos C BSA | Option pricing model | Volatility, expiry
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.673		0.443	0.674
Kreos C BSA | Option pricing model | Volatility, tender offer
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.643		0.443	0.649
Kreos C BSA | Option pricing model | Dividend
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0		0	0
Kreos C BSA | Option pricing model | Risk-free rate
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.0300			0.0230
Kreos C BSA | Option pricing model | Risk-free rate, expiry
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities			0.029
Kreos C BSA | Option pricing model | Risk-free rate, tender offer
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities			0.029
Kreos A & B BSA
Disclosure Of Warrants Arrangements [Line Items]
Number of probability-weighted scenarios | scenario			2
Expiry scenario period, other equity instruments granted		7 years	7 years
Number of outstanding warrants (in shares) | shares			214,198	214,198	214,198
Fair value of other equity instruments | €			€ 243	€ 920	€ 2,092
Kreos C BSA
Disclosure Of Warrants Arrangements [Line Items]
Expiry scenario period, other equity instruments granted	7 years
Number of outstanding warrants (in shares) | shares	405,832		405,832	405,832
Number of outstanding warrants subject to non-market performance condition (in shares) | shares	202,915		0	202,916
Fair value of other equity instruments | €	€ 1,493		€ 923	€ 1,659